UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

                Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

Western Asset

Corporate Bond

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Corporate Bond Fund

Fund objective

The Fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners Corporate Bond Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special shareholder notice

The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, Stephen A. Walsh and Ryan K. Brist. These portfolio managers work together with a broader investment management team.

Messrs. Leech and Walsh have been portfolio managers of the Fund since 2006, and Mr. Brist has been a portfolio manager of the Fund since April 2010. Messrs. Leech, Walsh and Brist are employed by Western Asset Management Company. For more information, please see the prospectus supplement dated June 10, 2010.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Legg Mason Western Asset Corporate Bond Fund	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to

9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually

IV	Legg Mason Western Asset Corporate Bond Fund

Investment commentary (cont’d)

accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%.

While the high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-

than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield – 2% Issuer Cap Indexix returned 4.45% for the six months ended June 30, 2010.

Performance review

For the six months ended June 30, 2010, Class A shares of Legg Mason Western Asset Corporate Bond Fund, excluding sales charges, returned 5.15%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Credit Indexx, returned 5.62% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Average1 returned 5.50% over the same time frame.

Performance Snapshot as of June 30, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Western Asset Corporate Bond Fund:
Class A	5.15%
Class B	5.15%
Class C	4.80%
Class I	5.33%
Class P	5.08%
Barclays Capital U.S. Credit Index	5.62%
Lipper Corporate Debt Funds BBB-Rated Category Average	5.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended June 30, 2010 for Class A, B and C shares would have been 5.05%, 4.76% and 4.71%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 163 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Western Asset Corporate Bond Fund	V

The 30-Day SEC Yields for the period ended June 30, 2010 for Class A, B, C, I and P shares were 4.92%, 4.36%, 4.36%, 5.38% and 5.03%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class B, Class C, Class I and Class P shares were 1.07%, 1.81%, 1.76%, 0.68% and 1.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: The Fund is subject to interest rate and credit risks and fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]	The Barclays Capital U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A4	5.15%	$1,000.00	$1,051.50	1.03%	$5.24
Class B4	5.15	1,000.00	1,051.50	1.79	9.11
Class C4	4.80	1,000.00	1,048.00	1.72	8.73
Class I	5.33	1,000.00	1,053.30	0.68	3.46
Class P	5.08	1,000.00	1,050.80	1.16	5.90

Hypothetical example for
comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,019.69	1.03%	$5.16
Class B	5.00	1,000.00	1,015.92	1.79	8.95
Class C	5.00	1,000.00	1,016.27	1.72	8.60
Class I	5.00	1,000.00	1,021.42	0.68	3.41
Class P	5.00	1,000.00	1,019.04	1.16	5.81

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.05%, 4.76% and 4.71% for Class A, B and C shares, respectively.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 95.1%
Consumer Discretionary — 7.5%
Automobiles — 0.5%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	$650,000	$199,875	(a)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	8,865,000	2,881,125	(a)
Total Automobiles				3,081,000
Hotels, Restaurants & Leisure — 0.2%
Wyndham Worldwide Corp., Senior Notes	9.875%	5/1/14	1,060,000	1,185,129
Internet & Catalog Retail — 0.2%
QVC Inc., Senior Secured Notes	7.125%	4/15/17	1,500,000	1,477,500	(b)
Leisure Equipment & Products — 0.6%
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	1,380,000	1,359,300
Hasbro Inc., Senior Notes	6.300%	9/15/17	2,270,000	2,362,180
Total Leisure Equipment & Products				3,721,480
Media — 5.0%
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	3,135,000	3,937,052
Comcast Corp., Bonds	6.400%	5/15/38	3,490,000	3,772,714
Comcast Corp., Senior Notes	6.950%	8/15/37	400,000	456,494
Comcast Corp., Senior Notes	6.400%	3/1/40	1,110,000	1,198,836
News America Holdings Inc., Senior Debentures	8.500%	2/23/25	3,850,000	4,775,174
Omnicom Group Inc., Notes	6.250%	7/15/19	1,050,000	1,197,167
Omnicom Group Inc., Senior Notes	5.900%	4/15/16	1,460,000	1,661,755
TCI Communications Inc.	7.125%	2/15/28	180,000	201,083
Time Warner Cable Inc., Senior Notes	3.500%	2/1/15	2,370,000	2,425,306
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	780,000	985,722
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	140,000	172,452
Time Warner Cos. Inc., Debentures	7.570%	2/1/24	2,850,000	3,461,556
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,068,000	2,574,290
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,616,000	1,954,563
WPP Finance UK, Senior Notes	8.000%	9/15/14	970,000	1,138,317
Total Media				29,912,481
Multiline Retail — 1.0%
Macy’s Retail Holdings Inc.	5.350%	3/15/12	435,000	446,962
Macy’s Retail Holdings Inc., Debentures	6.650%	7/15/24	4,455,000	4,299,075
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	1,070,000	1,080,700
Total Multiline Retail				5,826,737
Total Consumer Discretionary				45,204,327
Consumer Staples — 4.8%
Beverages — 1.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,870,000	2,018,880
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	1,760,000	1,843,704	(b)
Diageo Finance BV	3.250%	1/15/15	2,130,000	2,193,116
Dr. Pepper Snapple Group Inc., Senior Notes	6.820%	5/1/18	910,000	1,087,012
Foster’s Finance Corp., Notes	4.875%	10/1/14	840,000	898,208	(b)
Total Beverages				8,040,920
Food & Staples Retailing — 0.9%
Delhaize Group, Senior Notes	6.500%	6/15/17	2,046,000	2,360,959

See Notes to Financial Statements.

4	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — continued
Kroger Co., Senior Notes	8.000%	9/15/29	$1,000,000	$1,293,257
Safeway Inc., Senior Notes	6.350%	8/15/17	1,350,000	1,560,408
Total Food & Staples Retailing				5,214,624
Food Products — 1.4%
H.J. Heinz Finance Co., Senior Notes	7.125%	8/1/39	1,950,000	2,392,209	(b)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	2,740,000	2,941,585
Mead Johnson Nutrition Co., Senior Notes	4.900%	11/1/19	1,700,000	1,800,987	(b)
Wm. Wrigley Jr. Co., Senior Secured Notes	3.700%	6/30/14	1,000,000	1,012,383	(b)
Total Food Products				8,147,164
Tobacco — 1.2%
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	1,750,000	1,943,982
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	390,000	451,589
Philip Morris International Inc., Senior Notes	4.500%	3/26/20	2,990,000	3,042,884
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	1,810,000	2,055,248
Total Tobacco				7,493,703
Total Consumer Staples				28,896,411
Energy — 11.1%
Energy Equipment & Services — 0.4%
Pride International Inc., Senior Notes	7.375%	7/15/14	800,000	801,000
Transocean Inc., Senior Notes	5.250%	3/15/13	1,760,000	1,656,618
Total Energy Equipment & Services				2,457,618
Oil, Gas & Consumable Fuels — 10.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	5,311,000	4,477,301
Apache Corp., Senior Notes	6.000%	1/15/37	1,016,000	1,126,751
BP Capital Markets PLC, Guaranteed Notes	5.250%	11/7/13	2,818,000	2,592,388
ConocoPhillips, Notes	6.500%	2/1/39	2,870,000	3,478,248
ConocoPhillips, Senior Notes	6.000%	1/15/20	2,130,000	2,500,609
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	2,310,000	2,942,388
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	1,660,000	1,648,898
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	340,000	337,696
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	580,000	701,863
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,845,000	2,072,068
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	1,620,000	1,622,010
EOG Resources Inc., Senior Notes	5.875%	9/15/17	2,130,000	2,401,711
Gazprom, Loan Participation Notes	6.212%	11/22/16	143,000	144,973	(b)
Hess Corp., Notes	8.125%	2/15/19	1,220,000	1,523,262
Hess Corp., Notes	7.875%	10/1/29	2,574,000	3,175,891
Hess Corp., Senior Bonds	6.000%	1/15/40	1,520,000	1,576,965
Kerr-McGee Corp., Notes	6.950%	7/1/24	390,000	355,132
Kinder Morgan Energy Partners LP, Medium-Term Notes	6.950%	1/15/38	1,420,000	1,513,727
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	2,252,000	2,297,040	(b)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,069,000	13,507,557
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	2,487,000	2,572,013
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	1,002,000	1,014,072
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	3,229,000	2,647,780	(b)
Shell International Finance BV, Senior Notes	3.100%	6/28/15	1,500,000	1,524,962

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	5

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	$1,000,000	$1,174,991
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,320,000	1,352,341	(b)
XTO Energy Inc., Senior Notes	6.100%	4/1/36	3,130,000	3,719,532
Total Oil, Gas & Consumable Fuels				64,002,169
Total Energy				66,459,787
Financials — 44.7%
Capital Markets — 5.8%
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	2,440,000	2,430,474
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	4,720,000	4,247,368
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	6,435,000	4,890,600	(c)(d)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,120,000	1,175,023
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,350,000	1,336,447
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	3,303,000	809,235	(a)(b)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	1,700,000	416,500	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	7,512,000	19,531	(a)(b)(e)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	7,912,000	20,571	(a)(c)(d)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	3,321,000	5,812	(a)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	1,750,000	1,827,392
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	5,740,000	5,765,400
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	1,549,000	1,411,141
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	2,800,000	2,939,213
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	65,000	65,167
UBS Preferred Funding Trust, Subordinated Notes	6.243%	5/15/16	8,636,000	7,491,730	(c)(d)
Total Capital Markets				34,851,604
Commercial Banks — 14.0%
BAC Capital Trust XI, Notes	6.625%	5/23/36	3,820,000	3,540,517
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	6,430,000	4,388,475	(c)(d)
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	5,056,000	5,068,529	(b)(c)
BankAmerica Capital III, Junior Subordinated Notes	0.873%	1/15/27	585,000	389,285	(c)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	695,000	679,363	(b)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	1,810,000	1,748,913	(b)
Barclays Bank PLC, Junior Subordinated Bonds	7.434%	12/15/17	6,430,000	5,787,000	(b)(c)(d)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,592,000	1,997,247	(b)
BB&T Capital Trust II	6.750%	6/7/36	1,600,000	1,621,936
BPCE SA, Subordinated Bonds	12.500%	9/30/19	2,383,000	2,656,497	(b)(c)(d)
CBA Capital Trust I, Junior Subordinated Notes	5.805%	6/30/15	3,510,000	3,425,047	(b)(d)
Comerica Capital Trust II, Capital Securities	6.576%	2/20/37	2,222,000	1,888,700	(c)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	2,650,000	2,517,500	(b)(c)(d)
Glitnir Banki HF, Notes	6.330%	7/28/11	3,063,000	811,695	(a)(b)(e)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	4,458,000	16,718	(a)(b)(c)(d)(e)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	4,757,000	17,839	(a)(b)(c)(e)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	1,490,000	1,043,000	(b)(c)(d)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	760,000	657,010	(b)(c)(d)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	2,500,000	2,125,000	(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	875,000	806,902	(b)(c)
Landsbanki Islands HF	7.431%	10/19/17	4,230,000	15,863	(a)(b)(c)(d)(e)

See Notes to Financial Statements.

6	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Lloyds TSB Bank PLC, Bonds	4.375%	1/12/15	$1,880,000	$1,813,130	(b)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	1,980,000	1,872,252	(b)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	2,746,000	3,400,850	(b)(c)(d)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	6,494,000	5,981,883	(b)(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	500,000	288,750	(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	1,100,000	1,116,939
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	2,310,000	2,169,420
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	1,450,000	1,355,586
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	300,000	298,798
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	2,740,000	2,907,688	(b)
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	2,297,000	1,478,264	(b)(c)(d)
SunTrust Capital, Trust Preferred Securities	6.100%	12/1/36	3,806,000	2,905,447	(c)
SunTrust Preferred Capital I	5.853%	12/15/11	424,000	290,440	(c)(d)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	7,790,000	6,270,950	(c)(d)
Wachovia Corp., Subordinated Notes	5.625%	10/15/16	311,000	336,096
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	3,069,000	2,737,278
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	7,510,000	7,622,650	(c)(d)
Total Commercial Banks				84,049,457
Consumer Finance — 6.4%
American Express Co., Subordinated Debentures	6.800%	9/1/66	9,089,000	8,725,440	(c)
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	3,030,000	3,000,179
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	2,600,000	3,012,589
GMAC Inc., Senior Notes	7.500%	12/31/13	4,845,000	4,881,337
GMAC Inc., Senior Notes	8.300%	2/12/15	1,790,000	1,816,850	(b)
GMAC Inc., Senior Notes	8.000%	11/1/31	3,574,000	3,314,885
GMAC Inc., Subordinated Notes	8.000%	12/31/18	1,058,000	983,940
GMAC LLC, Debentures	0.000%	6/15/15	40,000	25,200
HSBC Finance Corp., Senior Notes	5.500%	1/19/16	1,260,000	1,350,473
SLM Corp., Medium-Term Notes	5.000%	10/1/13	3,635,000	3,477,485
SLM Corp., Medium-Term Notes	5.050%	11/14/14	454,000	406,426
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,830,000	1,691,101
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	816,000	600,565
SLM Corp., Senior Notes	8.000%	3/25/20	5,740,000	5,048,870
Total Consumer Finance				38,335,340
Diversified Financial Services — 13.3%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	5,814,000	5,464,759	(b)
AIG SunAmerica Global Financing VI, Senior Secured Notes	6.300%	5/10/11	5,170,000	5,247,550	(b)
Bank of America Corp.	8.125%	5/15/18	570,000	551,293	(c)(d)
Bank of America Corp., Senior Notes	4.500%	4/1/15	510,000	516,013
Bank of America Corp., Senior Notes	7.625%	6/1/19	380,000	436,013
Bank of America Corp., Senior Notes	5.625%	7/1/20	590,000	595,814
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	729,000	814,536
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	1,570,000	1,691,160
Capital One Bank USA N.A., Senior Subordinated Notes	6.500%	6/13/13	690,000	757,312
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	2,160,000	2,292,300

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	7

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
CDP Financial Inc., Senior Notes	3.000%	11/25/14	$1,740,000	$1,757,828	(b)
Citigroup Inc., Senior Notes	6.375%	8/12/14	5,410,000	5,751,425
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,360,000	1,399,561
Citigroup Inc., Senior Notes	6.010%	1/15/15	2,230,000	2,341,319
Citigroup Inc., Senior Notes	6.875%	3/5/38	3,500,000	3,683,361
Citigroup Inc., Senior Notes	8.125%	7/15/39	4,760,000	5,696,197
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,000,000	911,698
General Electric Capital Corp., Medium-Term Notes	6.750%	3/15/32	275,000	296,832
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	1,350,000	1,491,446
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	5,970,000	6,474,358
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,500,000	1,661,654
General Electric Capital Corp., Senior Notes, Medium-Term Notes	6.150%	8/1/37	50,000	50,894
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	4,435,000	4,152,269	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,253,000	2,748,501	(b)(c)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	1,320,000	1,244,100
International Lease Finance Corp., Notes	5.875%	5/1/13	5,351,000	4,963,052
JPMorgan Chase & Co., Subordinated Notes	4.891%	9/1/15	1,035,000	1,050,515	(c)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	676,000	740,621
JPMorgan Chase Capital XXV, Junior Subordinated Notes	6.800%	10/1/37	720,000	713,814
JPMorgan Chase Capital XXVII, Junior Subordinated Notes	7.000%	11/1/39	970,000	989,524
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	1,263,000	1,223,443	(c)(d)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	974,000	1,012,960	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	12,228,000	11,066,340	(b)(c)
Total Diversified Financial Services				79,788,462
Insurance — 4.9%
ACE INA Holdings Inc., Senior Notes	5.700%	2/15/17	1,488,000	1,631,549
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	3,221,000	2,906,952	(c)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	2,294,000	1,571,390
ASIF Global Financing XIX	4.900%	1/17/13	90,000	88,650	(b)
AXA SA, Subordinated Bonds	8.600%	12/15/30	1,630,000	1,845,760
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	930,643
Hartford Financial Services Group Inc., Junior Subordinated Debentures	8.125%	6/15/68	1,325,000	1,212,375	(c)
Hartford Financial Services Group Inc., Senior Notes	6.300%	3/15/18	550,000	570,716
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	2,050,000	1,701,500	(b)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	720,000	749,269	(b)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,352,000	6,506,520
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	2,320,000	2,470,800	(c)
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	5,516,000	5,182,960	(c)
Willis North America Inc., Senior Notes	5.625%	7/15/15	2,369,000	2,508,648
Total Insurance				29,877,732
Real Estate Investment Trusts (REITs) — 0.3%
Digital Realty Trust LP, Bonds	5.875%	2/1/20	100,000	102,210	(b)
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	1,440,000	1,553,953
Total Real Estate Investment Trusts (REITs)				1,656,163
Total Financials				268,558,758

See Notes to Financial Statements.

8	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 5.2%
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp., Senior Notes	6.000%	1/15/20	$2,200,000	$2,188,135
Hospira Inc., Senior Notes	6.050%	3/30/17	1,509,000	1,701,333
Medtronic Inc., Senior Notes	4.450%	3/15/20	830,000	886,202
Total Health Care Equipment & Supplies				4,775,670
Health Care Providers & Services — 3.7%
Aetna Inc., Senior Notes	6.000%	6/15/16	695,000	793,486
AmerisourceBergen Corp., Senior Notes	4.875%	11/15/19	1,270,000	1,318,269
Coventry Health Care Inc., Senior Notes	5.950%	3/15/17	1,150,000	1,099,947
HCA Inc., Senior Notes	6.300%	10/1/12	1,790,000	1,790,000
HCA Inc., Senior Notes	6.250%	2/15/13	2,130,000	2,103,375
HCA Inc., Senior Notes	5.750%	3/15/14	150,000	140,250
HCA Inc., Senior Notes	6.500%	2/15/16	3,303,000	3,096,563
HCA Inc., Senior Secured Notes	9.125%	11/15/14	1,100,000	1,153,625
Humana Inc., Senior Notes	6.450%	6/1/16	600,000	652,628
Humana Inc., Senior Notes	6.300%	8/1/18	3,657,000	3,912,983
UnitedHealth Group Inc., Senior Notes	5.000%	8/15/14	310,000	337,983
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	96,000	108,045
Universal Health Services Inc., Notes	7.125%	6/30/16	4,053,000	4,117,710
WellPoint Inc., Notes	5.875%	6/15/17	1,560,000	1,740,439
Total Health Care Providers & Services				22,365,303
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	1,860,000	2,017,934
Pharmaceuticals — 0.4%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	1,850,000	2,067,852
Total Health Care				31,226,759
Industrials — 5.2%
Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., Senior Notes	5.200%	8/15/15	1,118,000	1,200,337	(b)
Boeing Co., Senior Notes	4.875%	2/15/20	2,060,000	2,272,557
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	3,320,000	3,336,600
Total Aerospace & Defense				6,809,494
Airlines — 1.5%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	460,000	476,100
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	94,960	95,435
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	1,960,000	2,087,400
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	824,252	840,737
Delta Air Lines, Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	1,524,595	1,646,563
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	2,120,000	2,098,800
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.570%	11/18/10	457,000	462,712
United Airlines, Pass-Through Trust, Secured Notes	9.750%	1/15/17	720,000	768,600
United Airlines, Pass-Through Trust, Senior Secured Notes	10.400%	11/1/16	613,950	659,996
Total Airlines				9,136,343
Commercial Services & Supplies — 0.7%
Allied Waste North America Inc., Senior Notes	7.125%	5/15/16	1,160,000	1,245,593
Republic Services Inc., Senior Notes	5.000%	3/1/20	1,400,000	1,454,460	(b)

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	9

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Services & Supplies — continued
Republic Services Inc., Senior Notes	5.250%	11/15/21	$1,640,000	$1,729,231	(b)
Total Commercial Services & Supplies				4,429,284
Industrial Conglomerates — 0.6%
Hutchison Whampoa International Ltd., Notes	4.625%	9/11/15	2,740,000	2,865,593	(b)
Hutchison Whampoa International Ltd., Notes	5.750%	9/11/19	580,000	620,347	(b)
Total Industrial Conglomerates				3,485,940
Machinery — 0.6%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	3,310,000	3,398,155
Road & Rail — 0.7%
Norfolk Southern Corp., Senior Notes	7.875%	5/15/43	348,000	477,097
Union Pacific Corp., Debentures	6.625%	2/1/29	2,988,000	3,480,366
Total Road & Rail				3,957,463
Total Industrials				31,216,679
Information Technology — 0.4%
IT Services — 0.3%
ManTech International Corp., Senior Notes	7.250%	4/15/18	1,550,000	1,573,250	(b)
Semiconductors & Semiconductor Equipment — 0.1%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	780,000	875,082
Total Information Technology				2,448,332
Materials — 4.1%
Chemicals — 0.8%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	890,432
Dow Chemical Co., Notes	5.700%	5/15/18	830,000	876,376
Lubrizol Corp., Senior Notes	8.875%	2/1/19	1,340,000	1,679,604
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	980,000	1,153,332
PPG Industries Inc., Notes	5.750%	3/15/13	390,000	426,937
Total Chemicals				5,026,681
Containers & Packaging — 0.1%
Ball Corp., Senior Notes	6.625%	3/15/18	430,000	432,150
Metals & Mining — 3.2%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	7,309,000	8,050,345
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,630,000	2,142,467
Southern Copper Corp., Senior Notes	5.375%	4/16/20	730,000	735,347
Vale Overseas Ltd., Notes	6.875%	11/21/36	7,097,000	7,416,443
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	640,000	675,200	(b)
Total Metals & Mining				19,019,802
Total Materials				24,478,633
Telecommunication Services — 7.5%
Diversified Telecommunication Services — 4.7%
AT&T Corp., Senior Notes	8.000%	11/15/31	1,673,000	2,159,699
AT&T Inc., Global Notes	5.600%	5/15/18	1,420,000	1,582,166
British Telecommunications PLC, Bonds	9.875%	12/15/30	1,575,000	1,926,852
Deutsche Telekom International Finance BV, Senior Bonds	9.250%	6/1/32	670,000	914,097
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	2,478,000	2,714,604
Embarq Corp., Notes	7.082%	6/1/16	430,000	458,959
Embarq Corp., Notes	7.995%	6/1/36	2,718,000	2,704,720

See Notes to Financial Statements.

10	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	$1,090,000	$1,431,171
Telecom Italia Capital SpA, Senior Notes	6.000%	9/30/34	3,850,000	3,308,151
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	2,070,000	2,013,342
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	620,000	662,441
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,390,000	3,404,265
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	714,000	792,423
Verizon Global Funding Corp., Senior Notes	7.750%	6/15/32	1,915,000	2,397,622
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	1,494,000	1,546,224
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	150,000	159,450	(b)
Total Diversified Telecommunication Services				28,176,186
Wireless Telecommunication Services — 2.8%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	1,010,000	1,109,096
American Tower Corp., Senior Notes	4.625%	4/1/15	1,830,000	1,905,654
New Cingular Wireless Services Inc., Senior Notes	8.750%	3/1/31	4,970,000	6,841,777
Rogers Cable Inc., Senior Secured Second Priority Notes	6.250%	6/15/13	589,000	656,348
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,000,000	1,136,305
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,240,000	2,038,400
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	240,000	252,900
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,000,000	2,880,000
Total Wireless Telecommunication Services				16,820,480
Total Telecommunication Services				44,996,666
Utilities — 4.6%
Electric Utilities — 2.8%
Cleveland Electric Illuminating Co., Senior Secured Notes	7.880%	11/1/17	850,000	1,046,605
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	1,420,000	1,606,983
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	990,132
EEB International Ltd., Senior Bonds	8.750%	10/31/14	1,830,000	2,026,725	(b)
FirstEnergy Corp., Notes	6.450%	11/15/11	13,000	13,736
FirstEnergy Corp., Notes	7.375%	11/15/31	5,138,000	5,432,341
FirstEnergy Solutions Corp., Senior Notes	4.800%	2/15/15	910,000	953,200
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	2,915,000	3,263,004
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	500,000	640,752
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	720,000	1,047,729
Total Electric Utilities				17,021,207
Gas Utilities — 0.2%
Southern Natural Gas Co., Notes	5.900%	4/1/17	1,165,000	1,240,099	(b)
Independent Power Producers & Energy Traders — 1.6%
Dynegy Holdings Inc., Senior Notes	8.750%	2/15/12	1,690,000	1,715,350
Energy Future Holdings Corp., Senior Notes	5.550%	11/15/14	38,000	27,184
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	140,000	104,300
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	7,253,287	4,750,904	(f)
Energy Future Holdings Corp., Senior Notes	6.500%	11/15/24	6,079,000	2,765,945
Total Independent Power Producers & Energy Traders				9,363,683
Total Utilities				27,624,989
Total Corporate Bonds & Notes (Cost — $610,804,358)				571,111,341

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	11

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-backed Securities — 0.8%
Financials — 0.8%
Automobiles — 0.6%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	$580,000	$601,661	(b)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	2,520,000	2,627,735	(b)
Hertz Vehicle Financing LLC, 2009-2X A2	5.290%	3/25/16	400,000	426,341	(b)(g)
Total Automobiles				3,655,737
Student Loan — 0.2%
Education Funding Capital Trust, 2003-3 A6	1.520%	12/15/42	200,000	190,000	(c)
Education Funding Capital Trust, 2004-1 A5	1.450%	6/15/43	850,000	691,985	(c)
Total Student Loan				881,985
Total Asset-Backed Securities (Cost — $4,484,222)				4,537,722
Collateralized Mortgage Obligations — 0.8%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.201%	9/25/37	2,455,704	2,343,590	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.205%	9/25/37	2,502,405	2,432,859	(c)
Total Collateralized Mortgage Obligations (Cost — $4,914,606)				4,776,449
Mortgage-backed Security — 0.0%
FHLMC — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost — $36,051)	2.817%	9/1/24	36,107	37,782	(c)
Municipal Bonds — 0.4%
Georgia — 0.4%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,510,000	1,463,854
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	1,030,000	994,537
Total Municipal Bonds (Cost — $2,540,000)				2,458,391
U.S. Government & Agency Obligations — 0.4%
U.S. Government Agencies — 0.4%
Federal National Mortgage Association (FNMA)	0.000%	10/9/19	1,750,000	1,084,331
Tennessee Valley Authority, Notes	5.250%	9/15/39	1,485,000	1,648,059
Total U.S. Government & Agency Obligations (Cost — $2,463,992)				2,732,390

			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		22,375	596,517
Diversified Financial Services — 0.5%
Citigroup Capital XII	8.500%		114,750	2,875,922	(c)
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		595,470	202,460	*(c)
Federal National Mortgage Association (FNMA)	8.250%		82,500	28,050	*(c)
Total Thrifts & Mortgage Finance				230,510
Total Preferred Stocks (Cost — $14,081,363)				3,702,949
Total Investments Before Short-term Investments (Cost — $639,324,592)				589,357,024

See Notes to Financial Statements.

12	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	8/23/10	$25,000	$24,993	(h)(i)
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	8/19/10	75,000	74,981	(h)
Federal National Mortgage Association (FNMA), Discount Notes	0.180 - 0.200%	8/23/10	960,000	959,744	(h)(i)
Federal National Mortgage Association (FNMA), Discount Notes	0.216 - 0.220%	8/25/10	140,000	139,953	(h)
Total U.S. Government Agencies (Cost — $1,199,671)				1,199,671
Repurchase Agreement — 0.0%
Morgan Stanley tri-party repurchase agreement dated 6/30/10; Proceeds at maturity — $169,000; (Fully collateralized by U.S. government agency obligations, 1.500% due 10/29/13; Market value — $176,101) (Cost — $169,000)	0.020%	7/1/10	169,000	169,000
Total Short-Term Investments (Cost — $1,368,671)				1,368,671
Total Investments — 98.3% (Cost — $640,693,263#)				590,725,695
Other Assets in Excess of Liabilities — 1.7%				9,981,498
Total Net Assets — 100.0%				$600,707,193

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of June 30, 2010.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Illiquid security.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $640,693,263)	$590,725,695
Cash	29
Interest receivable	9,582,503
Receivable for securities sold	2,463,538
Receivable for Fund shares sold	694,076
Receivable from broker — variation margin on open futures contracts	40,990
Prepaid expenses	51,879
Other assets	1,226
Total Assets	603,559,936

Liabilities:
Payable for Fund shares repurchased	1,972,827
Investment management fee payable	269,514
Distribution fees payable	195,695
Distributions payable	73,712
Trustees’ fees payable	6,521
Accrued expenses	334,474
Total Liabilities	2,852,743
Total Net Assets	$600,707,193

Net Assets:
Par value (Note 7)	$557
Paid-in capital in excess of par value	753,442,383
Overdistributed net investment income	(505,969)
Accumulated net realized loss on investments and futures contracts	(100,625,594)
Net unrealized depreciation on investments and futures contracts	(51,604,184)
Total Net Assets	$600,707,193

Shares Outstanding:
Class A	28,957,226
Class B	4,537,067
Class C	5,273,953
Class I	1,204,219
Class P	15,682,655

Net Asset Value:
Class A (and redemption price)	$10.80
Class B*	$10.81
Class C*	$10.74
Class I (and redemption price)	$10.80
Class P (and redemption price)	$10.79
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.28

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$20,239,876
Dividends	120,079
Total Investment Income	20,359,955

Expenses:
Investment management fee (Note 2)	1,696,779
Distribution fees (Notes 2 and 5)	1,237,528
Transfer agent fees (Note 5)	609,831
Registration fees	45,040
Shareholder reports	42,373
Audit and tax	30,822
Legal fees	27,621
Insurance	7,413
Trustees’ fees	5,934
Custody fees	2,665
Miscellaneous expenses	5,150
Total Expenses	3,711,156
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,594)
Net Expenses	3,676,562
Net Investment Income	16,683,393

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	4,048,961
Futures contracts	(2,456,848)
Net Realized Gain	1,592,113
Change in Net Unrealized Appreciation/Depreciation From:
Investments	15,786,139
Futures contracts	(3,031,971)
Change in Net Unrealized Appreciation/Depreciation	12,754,168
Net Gain on Investments and Futures Contracts	14,346,281
Proceeds from Settlement of a Regulatory Matter (Note 10)	525,240
Increase in Net Assets from Operations	$31,554,914

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$16,683,393	$29,037,424
Net realized gain (loss)	1,592,113	(24,797,188)
Change in net unrealized appreciation/depreciation	12,754,168	135,356,692
Proceeds from settlement of a regulatory matter (Note 10)	525,240	—
Increase in Net Assets From Operations	31,554,914	139,596,928

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(16,846,641)	(30,197,416)
Decrease in Net Assets From Distributions to Shareholders	(16,846,641)	(30,197,416)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	48,501,798	70,227,535
Reinvestment of distributions	16,349,481	29,206,659
Cost of shares repurchased	(103,183,868)	(151,084,683)
Net assets of shares issued in connection with merger (Note 8)	—	208,285,574
Increase (Decrease) in Net Assets From Fund Share Transactions	(38,332,589)	156,635,085
Increase (Decrease) in Net Assets	(23,624,316)	266,034,597

Net Assets:
Beginning of period	624,331,509	358,296,912
End of period*	$600,707,193	$624,331,509
*Includes overdistributed net investment income of:	$(505,969)	$(867,961)

See Notes to Financial Statements.

16	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$10.56	$ 8.43	$11.74	$12.16	$12.42	$12.88

Income (loss) from operations:
Net investment income	0.30	0.59	0.67	0.58	0.57	0.54
Net realized and unrealized gain (loss)	0.23	2.15	(3.29)	(0.38)	(0.22)	(0.31)
Proceeds from settlement of a regulatory matter	0.01	—	—	—	—	—
Total income (loss) from operations	0.54	2.74	(2.62)	0.20	0.35	0.23

Less distributions from:
Net investment income	(0.30)	(0.61)	(0.69)	(0.62)	(0.61)	(0.58)
Net realized gains	—	—	—	—	—	(0.11)
Total distributions	(0.30)	(0.61)	(0.69)	(0.62)	(0.61)	(0.69)

Net asset value, end of period	$10.80	$10.56	$8.43	$11.74	$12.16	$12.42
Total return[4]	5.15%[5]	33.80%	(23.11)%	1.63%	3.03%	1.82%

Net assets, end of period (millions)	$313	$313	$255	$399	$435	$461

Ratios to average net assets:
Gross expenses	1.03%[6]	1.11%	1.17%	1.10%	1.08%[7]	1.05%
Net expenses[8]	1.03 [6]	1.11	1.17	1.10	1.07 [7,9]	1.05
Net investment income	5.57 [6]	6.36	6.43	4.87	4.78	4.24

Portfolio turnover rate	21%	50%	25%	53%	94%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.05%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.06%.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	17

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$10.53	$ 8.41	$11.71	$12.13	$12.39	$12.85

Income (loss) from operations:
Net investment income	0.26	0.52	0.60	0.50	0.50	0.47
Net realized and unrealized gain (loss)	0.24	2.14	(3.28)	(0.39)	(0.22)	(0.31)
Proceeds from settlement of a regulatory matter	0.04	—	—	—	—	—
Total income (loss) from operations	0.54	2.66	(2.68)	0.11	0.28	0.16

Less distributions from:
Net investment income	(0.26)	(0.54)	(0.62)	(0.53)	(0.54)	(0.51)
Net realized gains	—	—	—	—	—	(0.11)
Total distributions	(0.26)	(0.54)	(0.62)	(0.53)	(0.54)	(0.62)

Net asset value, end of period	$10.81	$10.53	$8.41	$11.71	$12.13	$12.39
Total return[4]	5.15%[5]	32.76%	(23.60)%	0.91%	2.36%	1.27%

Net assets, end of period (millions)	$49	$55	$56	$97	$125	$161

Ratios to average net assets:
Gross expenses	1.79%[6]	1.85%	1.84%	1.80%	1.72%[7]	1.59%
Net expenses[8]	1.79 [6]	1.85	1.84	1.80	1.72 [7,9]	1.59
Net investment income	4.81 [6]	5.66	5.76	4.16	4.13	3.70

Portfolio turnover rate	21%	50%	25%	53%	94%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 4.76%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.71% and 1.70%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$10.50	$ 8.38	$11.67	$12.09	$12.35	$12.81

Income (loss) from operations:
Net investment income	0.26	0.52	0.59	0.50	0.49	0.46
Net realized and unrealized gain (loss)	0.23	2.15	(3.27)	(0.39)	(0.22)	(0.30)
Proceeds from settlement of a regulatory matter	0.01	—	—	—	—	—
Total income (loss) from operations	0.50	2.67	(2.68)	0.11	0.27	0.16

Less distributions from:
Net investment income	(0.26)	(0.55)	(0.61)	(0.53)	(0.53)	(0.51)
Net realized gains	—	—	—	—	—	(0.11)
Total distributions	(0.26)	(0.55)	(0.61)	(0.53)	(0.53)	(0.62)

Net asset value, end of period	$10.74	$10.50	$8.38	$11.67	$12.09	$12.35
Total return[4]	4.80%[5]	32.93%	(23.67)%	0.91%	2.34%	1.24%

Net assets, end of period (millions)	$57	$59	$45	$68	$71	$72

Ratios to average net assets:
Gross expenses	1.72%[6]	1.79%	1.89%	1.80%	1.76%[7]	1.69%
Net expenses[8]	1.72 [6]	1.79	1.89	1.80	1.73 [7,9]	1.69
Net investment income	4.88 [6]	5.66	5.73	4.18	4.12	3.61

Portfolio turnover rate	21%	50%	25%	53%	94%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 4.71%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.74% and 1.72%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	19

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$10.56	$ 8.42	$11.72	$12.16	$12.41	$12.87

Income (loss) from operations:
Net investment income	0.32	0.62	0.68	0.63	0.63	0.59
Net realized and unrealized gain (loss)	0.24	2.18	(3.24)	(0.41)	(0.22)	(0.31)
Total income (loss) from operations	0.56	2.80	(2.56)	0.22	0.41	0.28

Less distributions from:
Net investment income	(0.32)	(0.66)	(0.74)	(0.66)	(0.66)	(0.63)
Net realized gains	—	—	—	—	—	(0.11)
Total distributions	(0.32)	(0.66)	(0.74)	(0.66)	(0.66)	(0.74)

Net asset value, end of period	$10.80	$10.56	$8.42	$11.72	$12.16	$12.41
Total return[4]	5.33%	34.59%	(22.72)%	1.80%	3.54%	2.23%

Net assets, end of period (millions)	$13	$12	$2	$0 [5]	$158	$286

Ratios to average net assets:
Gross expenses	0.72%[6]	0.64%	0.75%	0.66%	0.65%[7]	0.65%
Net expenses[8]	0.68 [6,9,10]	0.63 [9,10]	0.75	0.66	0.65 [7,9]	0.65
Net investment income	5.91 [6]	6.33	6.80	5.13	5.22	4.63

Portfolio turnover rate	21%	50%	25%	53%	94%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than $0.5 million.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.64%.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective at the close of business on July 10, 2009, management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 0.65% for Class I shares until April 30, 2010.

See Notes to Financial Statements.

20	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$10.55	$ 9.39

Income from operations:
Net investment income	0.29	0.28
Net realized and unrealized gain	0.24	1.17
Total income from operations	0.53	1.45

Less distributions from:
Net investment income	(0.29)	(0.29)
Total distributions	(0.29)	(0.29)

Net asset value, end of period	$10.79	$10.55
Total return[4]	5.08%	15.57%

Net assets, end of period (millions)	$169	$185

Ratios to average net assets:
Gross expenses[5]	1.20%	1.18%
Net expenses[5,6,7,8]	1.16	1.13
Net investment income[5]	5.44	5.65

Portfolio turnover rate	21%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period July 7, 2009 (inception date) to December 31, 2009.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 1.15% for Class P shares until April 30, 2010.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$571,111,341	—	$571,111,341
Asset-backed securities	—	4,111,381	$426,341	4,537,722
Collateralized mortgage obligations	—	4,776,449	—	4,776,449
Mortgage-backed security	—	37,782	—	37,782
Municipal bonds	—	2,458,391	—	2,458,391

22	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. government & agency obligations	—	$2,732,390	—	$2,732,390
Preferred stocks	$827,027	2,875,922	—	3,702,949
Total long-term investments	$827,027	$588,103,656	$426,341	$589,357,024
Short-term investments†	—	1,368,671	—	1,368,671
Total investments	$827,027	$589,472,327	$426,341	$590,725,695
Other financial instruments:
Futures contracts	(1,636,616)	—	—	(1,636,616)
Total	$(809,589)	$589,472,327	$426,341	$589,089,079

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities
Balance as of December 31, 2009	—
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)[1]	$15,341
Net purchases (sales)	411,000
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2010	426,341
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[1]	$15,341

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	23

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

24	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of a contractual expense limitation agreement between LMPFA and the Fund, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I and P shares will not exceed 0.65% and 1.15%, respectively, until April 30, 2010.

During the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $34,594.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% after the first year and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2010, LMIS and its affiliates received sales charges of approximately $14,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$24,000	$1,000

*	Amount represents less than $1,000.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments and U.S Government & Agency Obligations (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$103,355,376	$22,171,500
Sales	146,751,082	24,175,452

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,706,773
Gross unrealized depreciation	(79,674,341)
Net unrealized depreciation	$(49,967,568)

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	25

At June 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
Ultra Long U.S. Treasury Bonds	63	9/10	$8,329,330	$8,556,188	$226,858
Contracts to Sell:
U.S. Treasury 5-Year Notes	34	9/10	$3,976,569	$4,023,953	$(47,384)
U.S. Treasury 10-Year Notes	845	9/10	101,736,019	103,552,109	(1,816,090)
					(1,863,474)
Net unrealized loss on open futures contracts					$(1,636,616)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
Interest Rate Contracts Risk
Futures contracts[2]	$226,858

LIABILITY DERIVATIVES[1]
Interest Rate Contracts Risk
Futures contracts[2]	$1,863,474

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures contracts	$(2,456,848)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures contracts	$(3,031,971)

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$21,840,424
Futures contracts (to sell)	104,433,136

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to

26	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C and P shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and P shares calculated at the annual rate of 0.50%, 0.45% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$394,499	$280,719
Class B	198,532	115,457
Class C	202,185	121,202
Class I	—	8,241
Class P	442,312	84,212
Total	$1,237,528	$609,831

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class I	$2,903
Class P	31,691
Total	$34,594

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class A	$8,868,444	$18,176,219
Class B	1,286,296	3,206,221
Class C	1,423,381	2,989,820
Class I	410,831	411,767
Class P	4,857,689	5,413,389	†
Total	$16,846,641	$30,197,416

†	For the period July 7, 2009 (inception date) to December 31, 2009.

7. Shares of beneficial interest

At June 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	27

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares		Amount

Class A
Shares sold	2,293,629	$24,836,626	3,843,927		$35,440,982
Shares issued on reinvestment	800,762	8,686,372	1,902,591		17,623,165
Shares repurchased	(3,806,766)	(41,259,679)	(6,305,876)		(57,194,448)
Net decrease	(712,375)	$(7,736,681)	(559,358)		$(4,130,301)

Class B
Shares sold	162,363	$1,758,928	563,664		$5,149,600
Shares issued on reinvestment	115,734	1,253,797	338,832		3,110,409
Shares repurchased	(1,016,326)	(11,009,739)	(2,247,862)		(20,541,777)
Net decrease	(738,229)	$(7,997,014)	(1,345,366)		$(12,281,768)

Class C
Shares sold	731,882	$7,870,155	2,217,822		$20,359,785
Shares issued on reinvestment	124,567	1,343,259	304,980		2,810,645
Shares repurchased	(1,201,747)	(12,913,312)	(2,337,811)		(21,113,506)
Net increase (decrease)	(345,298)	$(3,699,898)	184,991		$2,056,924

Class I
Shares sold	796,090	$8,590,777	340,994		$3,240,497
Shares issued on reinvestment	28,420	308,501	42,545		426,192
Shares repurchased	(754,072)	(8,215,677)	(531,311)		(4,837,978)
Shares issued with merger	—	—	1,033,157		9,753,967
Net increase	70,438	$683,601	885,385		$8,582,678

Class P
Shares sold	503,657	$5,445,312	602,272	†	$6,036,671	†
Shares issued on reinvestment	439,076	4,757,552	508,040	†	5,236,248	†
Shares repurchased	(2,753,828)	(29,785,461)	(4,663,378)	†	(47,396,974)	†
Shares issued with merger	—	—	21,046,816	†	198,531,607	†
Net increase (decrease)	(1,811,095)	$(19,582,597)	17,493,750	†	$162,407,552	†

†	For the period July 7, 2009 (inception date) to December 31, 2009.

8. Transfer of net assets

At the close of business on July 10, 2009, the Fund acquired all of the assets of the Legg Mason Investment Grade Income Portfolio (the “Acquired Fund”), pursuant to the Form of Agreement and Plan of Reorganization dated July 2, 2009, and approved by shareholders of the Acquired Fund on July 2, 2009.

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Legg Mason Investment Grade Income Portfolio	22,079,973	$208,285,574	$385,631,326

As part of the reorganization, for each share they held, the shareholders of the Acquired Fund’s Primary Class and Institutional Class received 0.859916 and 0.859325 shares of the Fund’s Class P and Class I shares, respectively.

The total net assets of the Acquired Fund before acquisition included unrealized depreciation of $63,246,504, accumulated net realized loss of $30,076,177 and overdistributed net investment income of $606,311. Total net assets of the Fund immediately after the transfer were $593,916,900. The transaction was structured to qualify as a tax-free reorganization under the Code, as amended.

28	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Proforma results of operations of the combined entity for the entire year ended December 31, 2009, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$37,648,752
Net realized loss	(38,645,139)
Change in net unrealized appreciation/depreciation	179,537,709
Increase in net assets from operations	$178,541,322

9. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $97,886,178, of which $14,240,203 expires in 2014, $7,587,080 expires in 2015, $37,676,648 expires in 2016 and $38,382,247 expires in 2017. These amounts will be available to offset any future taxable capital gains. However, $29,109,213 of the Fund’s capital loss carryforward is subject to an annual limitation of $9,539,479 due to the reorganization described in Note 8.

10. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent

Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report	29

monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $259,239, $208,492, $57,213 and $296 for Classes A, B, C and I, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

11. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

30	Legg Mason Western Asset Corporate Bond Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

12. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

Legg Mason Western Asset

Corporate Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

PNC Global Investment Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Corporate Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02352 8/10 SR10-1156

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Income Trust

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Income Trust

Date: August 27, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak) Chief Financial Officer of Legg Mason Partners Income Trust

Date: August 27, 2010